United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
Institutional	EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2016, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	18.1%
Argentina	10.2%
Mexico	8.5%
China	6.8%
Russia	6.7%
Turkey	6.5%
United States	3.7%
Colombia	2.4%
Kazakhstan	1.8%
Hong Kong	1.8%
Chile	1.8%
Indonesia	1.7%
United Arab Emirates	1.7%
Venezuela	1.7%
Sri Lanka	1.5%
Ghana	1.5%
Ukraine	1.3%
India	1.3%
South Africa	1.2%
Gabon	1.0%
Bulgaria	1.0%
Other[2]	16.0%
Cash Equivalents[3]	1.9%
Derivative Contracts[4]	(0.5)%
Other Security Types[5]	0.1%
Other Assets and Liabilities—Net[6]	0.3%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation of “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of a purchased put swaption, purchased call options and a purchased put option.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—43.5%
		Aerospace & Defense—0.1%
$100,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series REGS, 5.696%, 9/16/2023	$103,375
		Banking—6.7%
300,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	304,254
250,000		Agricultural Bank of China Ltd., Sr. Unsecd. Note, 2.75%, 5/21/2020	253,708
200,000		Alfa Bank (Alfa Bond), Sr. Unsecd. Note, Series EMTN, 5.00%, 11/27/2018	205,170
200,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	207,440
200,000	[1,2]	Banco de Bogota S.A., Sub., Series 144A, 6.25%, 5/12/2026	197,000
300,000		Banco do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	289,410
EUR 200,000		Banco do Brasil S.A., Sr. Unsecd. Note, Series REGS, 3.75%, 7/25/2018	221,709
$100,000		Bancolombia SA, 5.95%, 6/3/2021	106,990
215,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	223,042
100,000		BBVA Bancomer SA/Grand Cayman, Series REGS, 6.008%, 5/17/2022	102,050
350,000		BBVA Bancomer SA/Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	386,750
310,000	[1,2]	Black Sea Trade & Development Bank, Sr. Unsecd. Note, Series 144A, 4.875%, 5/6/2021	320,462
150,000		Caixa Economica Federal, Series REGS, 3.50%, 11/7/2022	126,750
150,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	143,250
500,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	509,755
200,000		Corpbanca, Sr. Unsecd. Note, Series REGS, 3.875%, 9/22/2019	208,409
200,000		Industrial and Commercial Bank of China, Ltd., Series REGS, 4.875%, 9/21/2025	204,667
150,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	155,165
200,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.65%, 3/19/2022	203,000
430,000	[1,2]	RSHB Capital SA, Series 144A, 5.10%, 7/25/2018	442,362
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$270,000	[1,2]	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 4.75%, 4/29/2021	$269,885
300,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	297,234
250,000		Woori Bank, Sub. Note, Series REGS, 4.75%, 4/30/2024	259,629
		TOTAL	5,638,091
		Beverages—0.2%
150,000		Coca-Cola Femsa SAB de CV, Sr. Unsecd. Note, 3.875%, 11/26/2023	157,881
		Brewing—0.5%
500,000		Anadolu Efes Biracilik ve Malt Sanayii AS, Series REGS, 3.375%, 11/1/2022	441,135
		Broadcast Radio & TV—0.2%
200,000	[1,2]	Globo Communicacoes Part, Sr. Unsecd. Note, Series 144A, 4.843%, 6/8/2025	189,250
		Building Materials—0.3%
200,000	[1,2]	Cemex, Sab De Cv, Series 144A, 7.75%, 4/16/2026	210,750
		Chemicals & Plastics—1.3%
100,000		Braskem Finance Ltd., Series REGS, 7.375%, 10/4/2099	90,500
300,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	304,488
200,000	[1,2]	Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 6.75%, 9/19/2042	200,500
500,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.50%, 11/12/2020	528,931
		TOTAL	1,124,419
		Communications Equipment—0.2%
200,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	203,109
		Conglomerates—0.5%
200,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	204,500
200,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	207,750
		TOTAL	412,250
		Consumer Products—0.2%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	192,640
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—0.4%
$200,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series REGS, 2.75%, 5/14/2019	$202,886
100,000		Colbun SA, Sr. Unsecd. Note, Series REGS, 6.00%, 1/21/2020	110,737
		TOTAL	313,623
		Finance—1.2%
200,000	[1,2]	Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	208,500
200,000	[1,2]	Gruposura Finance, Sr. Unsecd. Note, Series 144A, 5.50%, 4/29/2026	203,500
550,000		MAF Global Securities Ltd., 7.125%, 10/29/2049	575,553
		TOTAL	987,553
		Financial Intermediaries—0.2%
200,000		Banco Santander SA, Series REGS, 4.125%, 11/9/2022	206,000
		Food & Drug Retailers—0.2%
200,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 1/20/2023	202,559
		Food Products—1.1%
200,000		Cosan Luxembourg SA, Series REGS, 5.00%, 3/14/2023	183,700
100,000		Grupo Bimbo SAB de CV, Series REGS, 4.50%, 1/25/2022	105,939
200,000	[1,2]	Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 8.00%, 6/8/2023	201,340
200,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, Series REGS, 6.875%, 6/24/2019	200,700
200,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.75%, 1/31/2023	203,000
		TOTAL	894,679
		Forest Products—0.2%
200,000		Celulosa Arauco y Constitucion SA, Unsecd. Note, 4.50%, 8/1/2024	206,182
		Government Agency—0.6%
200,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.50%, 6/10/2019	206,250
200,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 6/16/2018	206,400
100,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.50%, 6/10/2019	103,625
		TOTAL	516,275
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Hardware—0.4%
$300,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.70%, 5/8/2019	$315,760
		Hotels, Motels, Inns & Casinos—0.2%
150,000		Grupo Posadas SA de C.V., Sr. Secd. Note, Series REGS, 7.875%, 6/30/2022	149,625
		IT Services—0.4%
300,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series WI, 3.60%, 11/28/2024	300,468
		Metals & Mining—2.4%
500,000		China Hongqiao Group Ltd., Series REGS, 7.625%, 6/26/2017	512,200
200,000		Codelco, Inc., Sr. Unsecd. Note, Series REGS, 3.875%, 11/3/2021	208,665
200,000		Codelco, Inc., Sr. Unsecd. Note, Series REGS, 4.875%, 11/4/2044	190,760
100,000		CSN Islands XI Corp., Series REGS, 6.875%, 9/21/2019	55,500
350,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	294,483
200,000		MMC Norlisk Nickel OJSC Via MMC Finance Ltd., Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	217,900
200,000		Samarco Mineracao SA, Series REGS, 5.75%, 10/24/2023	98,500
200,000		Southern Copper Corp., 5.25%, 11/8/2042	165,646
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	250,500
40,000		Volcan Compania Minera SAA, Series REGS, 5.375%, 2/2/2022	34,788
		TOTAL	2,028,942
		Oil & Gas—12.0%
487,918	[3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	6,099
300,000		CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/2024	311,721
200,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	203,305
200,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	162,220
400,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	448,600
600,000		KazMunayGas National Co. JSC, Sr. Unsecd. Note, Series REGS, 9.125%, 7/2/2018	659,250
200,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	197,690
200,000		Mie Holdings Corp., Sr. Unsecd. Note, Series REGS, 7.50%, 4/25/2019	137,500
600,000	[1,2]	Pertamina Persero PT, Sr. Unsecd. Note, Series 144A, 6.45%, 5/30/2044	604,164
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$300,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	$276,943
1,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	951,500
200,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	203,250
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	376,300
1,800,000		Petroleos De Venezuela SA, Sr. Unsecd. Note, Series REGS, 9.75%, 5/17/2035	690,750
1,850,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	1,577,125
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series REGS, 6.875%, 8/4/2026	1,089,100
200,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	211,300
300,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	308,045
200,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	200,042
450,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	440,574
200,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/28/2025	197,124
200,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	206,500
200,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	204,472
200,000		Tupras Turkiye Petrol Rafinerileri AS, Series REGS, 4.125%, 5/2/2018	201,919
225,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	236,250
		TOTAL	10,101,743
		Pharmaceuticals—0.2%
200,000		Teva Pharmaceutical Finance Co. BV, Sr. Unsecd. Note, 2.95%, 12/18/2022	198,661
		Real Estate—2.7%
300,000		China Overseas Finance Cayman VI Ltd., Sr. Unsecd. Note, 4.25%, 5/8/2019	315,356
900,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	949,584
GBP 250,000		Dubai Holding Commercial Operations MTN Ltd., Series EMTN, 6.00%, 2/1/2017	363,065
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—continued
$340,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	$365,500
300,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	315,132
		TOTAL	2,308,637
		Software & Services—0.4%
300,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	311,616
		State/Provincial—3.3%
1,085,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	1,182,650
1,100,000		Provincia de Buenos Aires, Series REGS, 9.375%, 9/14/2018	1,178,375
400,000		Provincia de Buenos Aires, Series REGS, 10.875%, 1/26/2021	448,000
		TOTAL	2,809,025
		Steel—0.3%
200,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	212,525
		Telecommunications & Cellular—1.7%
200,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	203,618
100,000		America Movil S.A.B. de C.V., 6.125%, 3/30/2040	117,941
400,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	430,064
200,000		Digicel Group Ltd., Series REGS, 8.25%, 9/30/2020	174,500
300,000	[1,2]	Turkcell Iletisim Hizmetleri AS, Unsecd. Note, Series 144A, 5.75%, 10/15/2025	298,137
200,000		Vimpelcom, Series REGS, 7.504%, 3/1/2022	214,000
		TOTAL	1,438,260
		Transportation—1.0%
250,000		DP World Ltd., Series REGS, 6.85%, 7/2/2037	264,317
600,000		Kazakhstan Temir Zholy Finance BV, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	565,500
		TOTAL	829,817
		Utilities—3.0%
EUR 750,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	821,548
$400,000		Comision Fed De Electric, Series REGS, 4.875%, 1/15/2024	412,000
200,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	207,500
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$200,000		Empresa Electrica Guarcolda SA, Sr. Unsecd. Note, Series REGS, 4.56%, 4/30/2025	$185,925
500,000		Eskom Holdings SOC Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	461,250
200,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	208,867
200,000		Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	209,130
		TOTAL	2,506,220
		Wireless Telecommunication Services—1.4%
200,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	187,272
200,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	202,500
600,000		HKT Capital No. 2 Ltd., Sr. Unsecd. Note, 3.625%, 4/2/2025	618,349
200,000		Mobile Telesystems OJSC MTS International Funding Ltd., Sr. Unsecd. Note, Series REGS, 5.00%, 5/30/2023	200,500
		TOTAL	1,208,621
		TOTAL CORPORATE BONDS (IDENTIFIED COST $37,132,989)	36,719,691
		FOREIGN GOVERNMENTS/AGENCIES—51.8%
		Sovereign—51.8%
1,070,000	[1,2]	Argentina, Government of, Series 144A, 7.50%, 4/22/2026	1,122,965
ARS 13,500,000		Argentina, Government of, 32.759%, 3/28/2017	1,042,266
$981,427		Argentina, Government of, Note, 8.28%, 12/31/2033	1,067,301
ARS 8,400,000		Argentina, Government of, Unsecd. Note, 30.321%, 3/7/2018	594,478
$11,200,000		Argentina, Government of, Unsecd. Note, 29.01%, 2/5/2018	750,603
1,000,000		Argentina, Government of, Unsecd. Note, 0.75%, 2/22/2017	957,098
351,000		Armenia, Government of, Series REGS, 6.00%, 9/30/2020	344,454
200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	194,840
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.75%, 3/18/2024	385,080
50,000		Belize, Government of, Series REGS, 5.00%, 2/20/2038	29,250
BRL 26,750,000		Brazil, Government of, Series F, 10.00%, 1/1/2021	7,034,926
14,932,000		Brazil, Government of, Series F, 10.00%, 1/1/2025	3,697,277
$250,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	245,050
200,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	185,500
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
COP 2,600,000,000		Colombia, Government of, Sr. Unsecd. Note, 10.00%, 7/24/2024	$943,803
$250,000		Costa Rica, Government of, Series REGS, 4.25%, 1/26/2023	230,000
300,000		Costa Rica, Government of, Series REGS, 4.375%, 4/30/2025	267,000
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	329,250
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 5.50%, 1/27/2025	199,000
250,000		Dubai, Government of, Series EMTN, 5.25%, 1/30/2043	223,746
700,000		Ecuador, Government of, Series REGS, 7.95%, 6/20/2024	623,000
300,000		Egypt, Government of, Note, Series REGS, 6.875%, 4/30/2040	247,500
449,000		El Salvador, Government of, Series REGS, 7.625%, 2/1/2041	382,773
200,000		Ethiopia, Government of, Sr. Unsecd. Note, Series REGS, 6.625%, 12/11/2024	182,270
1,000,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	842,500
400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	417,070
1,205,000		Ghana, Government of, Unsecd. Note, Series REGS, 8.50%, 10/4/2017	1,209,579
200,000		Guatemala, Government of, Series REGS, 4.875%, 2/13/2028	201,500
400,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	407,426
550,000	[1,2]	Ivory Coast, Government of, Series 144A, 5.375%, 7/23/2024	501,985
300,000		Kazakhstan, Government of, Sr. Unsecd. Note, Series REGS, 3.875%, 10/14/2024	293,712
300,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	275,310
600,000		Lebanon, Government of, Sr. Unsecd. Note, Series REGS, 6.65%, 2/26/2030	589,530
1,200,000		Mexico, Government of, Series EMTN, 4.75%, 3/8/2044	1,191,000
800,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	807,000
200,000		Mongolia, Government of, Sr. Unsecd. Note, Series REGS, 5.125%, 12/5/2022	159,548
200,000		Namibia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 10/29/2025	195,510
700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	735,347
300,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	305,250
300,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	330,223
300,000		Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	300,000
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$300,000		Romania, Government of, Series REGS, 4.375%, 8/22/2023	$316,740
400,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 4/4/2042	419,200
RUB 240,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	3,257,104
$200,000		Senegal, Government of, Unsecd. Note, Series REGS, 6.25%, 7/30/2024	184,000
200,000		Serbia, Government of, Series REGS, 7.25%, 9/28/2021	227,750
145,900		Serbia, Government of, Sr. Unsecd. Note, Series REGS, 6.75%, 11/1/2024	150,277
500,000		South Africa, Government of, 5.875%, 5/30/2022	537,000
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	472,631
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 7/25/2022	189,052
600,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 6.00%, 1/14/2019	607,234
400,000	[1,2]	Tunisia, Government of, Series 144A, 5.75%, 1/30/2025	358,532
TRY 14,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	4,617,899
$325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2023	302,315
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2022	303,940
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2021	306,378
650,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	201,630
1,800,000		Venezuela, Government of, 9.375%, 1/13/2034	677,700
200,000		Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.80%, 11/19/2024	203,930
500,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	408,750
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $50,106,601)	43,783,982
		U.S. TREASURY—2.8%
2,400,000	[6]	United States Treasury Note, 0.375%, 10/31/2016 (IDENTIFIED COST $2,397,363)	2,398,750
Semi-Annual Shareholder Report

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		PURCHASED PUT SWAPTION—0.1%
5,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 Month LIBOR, pay 2.20%, Expiration Date 2/3/2017 (IDENTIFIED COST $96,000)	$51,381
		PURCHASED CALL OPTIONS—0.1%
3,675,000		Bank of America Merrill Lynch, EUR PUT/USD CALL, Strike Price $1.05, Expiration Date 12/14/2016	33,294
2,268,000		Bank of America Merrill Lynch, EUR PUT/USD CALL, Strike Price $1.08, Expiration Date 12/14/2016	33,316
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $105,595)	66,610
		PURCHASED PUT OPTION—0.0%
7,280,000		Bank of America Merrill Lynch, USD PUT/EUR CALL, Strike Price $1.30, Expiration Date 12/14/2016 (IDENTIFIED COST $31,868)	3,356
		INVESTMENT COMPANY—1.9%
1,615,995	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[8] (AT NET ASSET VALUE)	1,615,995
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $91,486,411)[9]	84,639,765
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[10]	(134,691)
		TOTAL NET ASSETS—100%	$84,505,074
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4DAX INDEX Long Futures	5	$1,427,453	June 2016	$24,423
4E-mini S&P 500 Long Futures	20	$2,095,000	June 2016	$28,185
[4]Euro-Bund Short Futures	10	$1,824,403	June 2016	$(15,449)
4FTSE MIB Index-Borsa Italiana Swedish 10-Year Long Futures	7	$702,485	June 2016	$1,892
[4]United States Treasury Notes 10-Year Short Futures	7	$907,813	September 2016	$(1,602)
[4]United States Treasury Notes 2-Year Long Futures	43	$9,369,969	September 2016	$5,278
[4]United States Treasury Notes Long Bond Short Futures	20	$3,266,250	September 2016	$(4,732)
[4]United States Treasury Notes Ultra Bond Short Futures	38	$6,654,750	September 2016	$(19,382)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$18,613
At May 31, 2016, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at May 31, 2016[11]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	Class Government of Brazil	Sell	1.00%	6/20/2021	3.75%	$775,000	$(90,597)	$(79,493)	$(11,104)
JPMorgan	Class Government of Indonesia	Sell	1.00%	12/20/2020	1.73%	$1,200,000	$(36,594)	$(79,915)	$43,321
JPMorgan	Class Republic of Colombia Bond	Sell	1.00%	12/20/2020	2.17%	$1,200,000	$(57,502)	$(112,342)	$54,840
Barclays	Series 25, CDX Index EM	Sell	1.00%	6/20/2021	3.08%	$3,200,000	$(291,200)	$(288,960)	$(2,240)
TOTAL CREDIT DEFAULT SWAPS							$(475,893)	$(560,710)	$84,817
CURRENCY SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Goldman Sachs	US 3M LIBOR	Receive	9.63%	5/5/2021	2,828,000 TRY	$46,356	$46,356
Semi-Annual Shareholder Report

INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appre- ciation (Depre- ciation)
OTC Swaps:
Bank of America	1M MXIBTIIE	Pay	5.27%	3/25/2021	90,000,000 MXN	$(70,322)	$(70,322)
Bank of America	3M JIBA LIBOR	Pay	7.99%	1/21/2018	27,000,000 ZAR	$1,708	$1,708
Bank of America	3M JIBA LIBOR	Receive	7.45%	1/21/2017	27,000,000 ZAR	$543	$543
JPMorgan	3M JIBA LIBOR	Pay	8.30%	5/31/2018	40,000,000 ZAR	$(1,125)	$(1,125)
Bank of America	Brazil Cetip Interbank	Receive	14.15%	1/4/2021	4,774,755 BRL	$(85,155)	$(85,155)
Bank of America	Brazil Cetip Interbank	Receive	15.77%	1/2/2025	4,673,737 BRL	$(342,255)	$(342,255)
Bank of America	Brazil Cetip Interbank	Receive	12.56%	1/2/2025	759,848 BRL	$5,319	$5,319
Goldman Sachs	Brazil Cetip Interbank	Receive	14.19%	1/4/2021	9,300,000 BRL	$(90,351)	$(90,351)
HSBC	South African Johannesburg Interbank	Pay	8.66%	12/15/2020	28,000,000 ZAR	$11,043	$11,043
JPMorgan	Warsaw IB 6M	Pay	2.23%	3/16/2026	7,000,000 PLN	$(23,547)	$(23,547)
						$(594,142)	$(594,142)
Centrally Cleared Swaps:
LCH	US 3M LIBOR	Receive	0.93%	3/8/2018	$30,000,000	$37,443	$37,443
LCH	US 3M LIBOR	Receive	2.25%	6/15/2026	$7,500,000	$(53,022)	$(53,022)
LCH	ICE LIBOR USD 3M	Receive	2.25%	1/27/2036	$1,300,000	$(41,431)	$(41,431)
						$(57,010)	$(57,010)
TOTAL INTEREST RATE SWAPS						$(651,152)	$(651,152)
At May 31, 2016, the Fund had the following outstanding written call swaption:
Security	Expiration Date	Exercise Price	Contracts	Value
[4]Morgan Stanley & Co. LLC, Upon exercise, receive floating 3 Month LIBOR (PREMIUMS RECEIVED $108,625)	10/4/2016	1.75%	5,000,000	$(81,841)
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following outstanding written call options:
Security	Expiration Date	Exercise Price	Contracts	Value
[4]Bank of America Merrill Lynch, USD PUT/BRL CALL	7/1/2016	$3.50	2,500,000	$(17,293)
[4]Bank of America Merrill Lynch, USD PUT/EUR CALL	12/14/2016	$1.15	4,025,000	$(64,388)
[4]Bank of America Merrill Lynch, USD PUT/EUR CALL	12/14/2016	$1.18	2,478,000	$(19,917)
4GMS, USD PUT/BRL CALL	7/18/16	$3.69	2,600,000	$(80,303)
(PREMIUMS RECEIVED $357,405)				$(181,901)
At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2016	BNY Mellon	2,256,720 SGD	$1,664,493	$(25,745)
6/2/2016	BNP Paribas	2,856,000 PEN	$800,000	$45,846
6/2/2016	BNP Paribas	2,970,000 PEN	$835,208	$44,401
6/2/2016	BNP Paribas	5,750,000 PEN	$1,698,420	$4,527
6/2/2016	BNP Paribas	5,850,000 PEN	$1,642,336	$90,228
6/2/2016	BNY Mellon	24,300,000 BRL	$6,759,200	$(34,604)
6/2/2016	BNY Mellon	3,982,560,000 KRW	$3,355,148	$(13,513)
6/2/2016	BNY Mellon	16,005,975 PEN	$4,745,042	$(4,638)
6/2/2016	Morgan Stanley	6,150,000 BRL	$1,724,960	$(23,056)
6/3/2016	Citibank	7,100,000 MYR	$1,707,963	$11,196
6/14/2016	Citibank	3,400,000 MYR	$871,896	$(49,315)
6/14/2016	Citibank	6,939,400 MYR	$1,700,000	$(21,114)
6/14/2016	Citibank	7,100,000 MYR	$1,749,945	$(32,204)
6/14/2016	Goldman Sachs	3,066,247,500 KRW	$2,550,000	$22,033
6/16/2016	BNP Paribas	92,545,000 NGN	$415,000	$48,657
6/16/2016	JPMorgan	1,200,000 GBP	$1,729,868	$8,382
6/17/2016	Bank of America	1,300,000 EUR	$1,486,966	$(39,570)
6/17/2016	Bank of America	184,000,000 INR	$2,697,947	$27,958
6/17/2016	Bank of America	144,000,000 JPY	$1,333,485	$(32,215)
6/17/2016	Bank of America	550,000 ZAR	$37,784	$(2,920)
6/17/2016	Bank of America	10,300,000 ZAR	$687,186	$(34,271)
6/17/2016	Bank of America	12,750,000 ZAR	$846,022	$(37,802)
6/17/2016	Bank of America	12,800,000 ZAR	$840,079	$(28,690)
6/17/2016	Bank of America	25,000,000 ZAR	$1,716,700	$(131,955)
6/17/2016	Bank of America	45,500,000 ZAR	$3,081,988	$(197,752)
6/17/2016	BNP Paribas	2,356,000,000 COP	$800,000	$(40,494)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
6/17/2016	BNP Paribas	1,200,000 GBP	$1,738,102	$163
6/17/2016	BNP Paribas	35,900,000 RUB	$536,049	$(233)
6/17/2016	BNP Paribas	64,600,000 RUB	$965,188	$(1,017)
6/17/2016	BNP Paribas	85,696,000 RUB	$1,300,000	$(20,967)
6/17/2016	BNP Paribas	87,600,000 RUB	$1,302,602	$4,848
6/17/2016	BNP Paribas	110,904,000 RUB	$1,677,149	$(21,881)
6/17/2016	BNP Paribas	115,000,000 RUB	$1,714,886	$1,516
6/17/2016	Goldman Sachs	600,000,000 CLP	$894,188	$(29,614)
6/17/2016	Goldman Sachs	1,150,000,000 CLP	$1,721,557	$(64,458)
6/17/2016	Goldman Sachs	2,360,000,000 CLP	$3,479,287	$(78,630)
6/17/2016	JPMorgan	1,460,000,000 KRW	$1,276,949	$(52,348)
6/17/2016	JPMorgan	1,460,000,000 KRW	$1,276,302	$(51,701)
6/17/2016	JPMorgan	24,500,000 MXN	$1,402,311	$(77,576)
6/17/2016	JPMorgan	30,500,000 MXN	$1,714,829	$(65,669)
6/17/2016	JPMorgan	2,700,000 RON	599,682 EUR	$(2,483)
6/17/2016	JPMorgan	2,820,000 RON	629,567 EUR	$(6,192)
6/17/2016	Morgan Stanley	15,350,000 MXN	$874,597	$(44,609)
6/17/2016	Morgan Stanley	15,400,000 MXN	$833,960	$(1,269)
6/17/2016	Morgan Stanley	30,350,000 MXN	$1,696,429	$(55,380)
6/17/2016	Morgan Stanley	30,350,000 MXN	$1,710,085	$(69,036)
6/17/2016	Morgan Stanley	30,500,000 MXN	$1,719,768	$(70,608)
6/17/2016	Morgan Stanley	46,000,000 MXN	$2,578,042	$(90,784)
6/21/2016	Citibank	41,250,000 PHP	$881,090	$(48)
6/21/2016	Citibank	89,750,000 PHP	$1,870,649	$46,284
6/21/2016	JPMorgan	2,650,000 SGD	$1,872,897	$50,723
7/8/2016	Citibank	187,000,000 JPY	$1,707,040	$(15,960)
7/12/2016	Bank of America	85,800,000 INR	$1,273,469	$(7,896)
7/14/2016	Citibank	10,500,000 NOK	1,125,049 EUR	$1,199
7/25/2016	Bank of America	6,625,875 SAR	$1,753,341	$9,071
7/25/2016	Bank of America	6,625,875 SAR	$1,760,094	$2,318
7/25/2016	Barclays	57,000,000 TWD	$1,753,846	$(4,025)
7/29/2016	Citibank	2,180,000 CAD	$1,741,583	$(79,150)
8/4/2016	Citibank	2,570,000 TRY	$850,128	$5,737
8/4/2016	Citibank	3,800,000 TRY	$1,272,755	$(7,274)
8/11/2016	BNP Paribas	6,390,000 PLN	1,434,156 EUR	$18,106
8/11/2016	BNP Paribas	6,790,000 PLN	1,547,341 EUR	$(6,872)
8/12/2016	Barclays	11,740,000,000 IDR	$867,734	$(18,873)
8/12/2016	Citibank	2,000,000,000 KRW	$1,704,245	$(28,283)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
8/18/2016	BNP Paribas	598,200,000 CLP	$860,537	$(3,612)
8/18/2016	BNP Paribas	2,612,000,000 COP	$864,343	$(32,533)
8/22/2016	Citibank	725,765,000 HUF	2,291,517 EUR	$16,187
8/23/2016	Barclays	12,496,685 CNH	$1,857,967	$32,063
8/23/2016	Barclays	12,496,685 CNH	$1,870,201	$19,829
8/31/2016	JPMorgan	62,115,200 TWD	$1,880,000	$28,294
9/1/2016	JPMorgan	136,030,000 RUB	$1,881,244	$107,765
9/2/2016	BNP Paribas	1,460,000 PEN	$428,189	$(1,071)
11/28/2016	Bank of America	20,850,000 ZAR	$1,281,717	$44,936
11/28/2016	BNP Paribas	914,420,000 CLP	$1,300,000	$19,738
11/28/2016	BNP Paribas	4,830,000,000 COP	$1,533,577	$29,024
11/28/2016	Morgan Stanley	115,750,000 MXN	$6,148,379	$123,039
11/30/2016	Credit Agricole	10,215,000 MYR	$2,500,000	$(51,537)
12/2/2016	Citibank	3,850,000 BRL	$867,078	$144,002
12/2/2016	Citibank	5,400,000 BRL	$1,260,887	$157,251
12/2/2016	Citibank	7,900,000 BRL	$1,767,140	$307,543
12/2/2016	Citibank	8,300,000 BRL	$1,908,265	$271,465
12/21/2016	Citibank	6,150,000 CNH	$890,143	$32,971
12/21/2016	Citibank	11,000,000 CNH	$1,653,141	$(2,042)
12/21/2016	Citibank	12,850,000 CNH	$1,872,086	$56,697
Contracts Sold:
6/1/2016	BNY Mellon	2,256,720 SGD	$1,600,000	$(38,748)
6/2/2016	BNP Paribas	6,000,000 PEN	$1,711,596	$(65,392)
6/2/2016	BNP Paribas	2,838,000 PEN	$835,197	$(5,318)
6/2/2016	BNP Paribas	2,838,000 PEN	$843,388	$2,872
6/2/2016	BNP Paribas	2,838,000 PEN	$838,529	$(1,987)
6/2/2016	BNP Paribas	1,491,975 PEN	$450,000	$8,130
6/2/2016	BNY Mellon	6,150,000 BRL	$1,710,662	$8,758
6/2/2016	BNY Mellon	1,991,280,000 KRW	$1,600,000	$(70,817)
6/2/2016	BNY Mellon	1,991,280,000 KRW	$1,634,743	$(36,075)
6/2/2016	BNY Mellon	17,426,000 PEN	$5,166,014	$5,049
6/2/2016	Morgan Stanley	19,700,000 BRL	$5,499,414	$47,787
6/2/2016	Morgan Stanley	4,600,000 BRL	$1,310,355	$37,386
6/3/2016	Citibank	7,100,000 MYR	$1,711,668	$(7,490)
6/14/2016	Citibank	6,939,400 MYR	$1,707,319	$28,433
6/14/2016	Citibank	5,000,000 MYR	$1,281,240	$71,563
6/14/2016	Citibank	3,500,000 MYR	$846,695	$(79)
6/14/2016	Goldman Sachs	3,066,247,500 KRW	$2,578,846	$6,813
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
6/16/2016	JPMorgan	1,200,000 GBP	$1,704,632	$(33,619)
6/17/2016	Bank of America	2,300,000 EUR	$2,653,809	$93,031
6/17/2016	Bank of America	2,300,000 EUR	$2,565,533	$4,755
6/17/2016	Bank of America	184,000,000 INR	$2,686,131	$(39,774)
6/17/2016	Bank of America	187,800,000 JPY	$1,708,315	$11,241
6/17/2016	Bank of America	144,000,000 JPY	$1,292,976	$(8,295)
6/17/2016	Bank of America	25,000,000 ZAR	$1,728,776	$144,031
6/17/2016	Bank of America	20,150,000 ZAR	$1,260,413	$(16,892)
6/17/2016	Bank of America	12,750,000 ZAR	$862,951	$54,731
6/17/2016	Bank of America	12,750,000 ZAR	$871,435	$63,215
6/17/2016	Bank of America	10,550,000 ZAR	$672,048	$3,286
6/17/2016	BNP Paribas	2,356,000,000 COP	$824,353	$64,847
6/17/2016	BNP Paribas	1,200,000 GBP	$1,745,007	$6,742
6/17/2016	BNP Paribas	289,500,000 RUB	$4,284,446	$(36,410)
6/17/2016	BNP Paribas	170,900,000 RUB	$2,587,042	$36,319
6/17/2016	BNP Paribas	58,200,000 RUB	$871,669	$3,021
6/17/2016	BNP Paribas	57,800,000 RUB	$854,263	$(8,415)
6/17/2016	Goldman Sachs	1,200,000,000 CLP	$1,789,042	$59,895
6/17/2016	Goldman Sachs	1,157,000,000 CLP	$1,682,591	$15,405
6/17/2016	Goldman Sachs	1,145,000,000 CLP	$1,683,824	$33,929
6/17/2016	Goldman Sachs	608,000,000 CLP	$907,869	$31,768
6/17/2016	JPMorgan	200,000 EUR	$227,958	$5,429
6/17/2016	JPMorgan	1,460,000,000 KRW	$1,263,971	$39,369
6/17/2016	JPMorgan	1,460,000,000 KRW	$1,251,178	$26,577
6/17/2016	JPMorgan	30,500,000 MXN	$1,713,251	$64,091
6/17/2016	JPMorgan	2,820,000 RON	628,112 EUR	$4,572
6/17/2016	Morgan Stanley	106,950,000 MXN	$5,773,872	$(9,003)
6/17/2016	Morgan Stanley	46,000,000 MXN	$2,486,245	$(1,013)
6/17/2016	Morgan Stanley	30,500,000 MXN	$1,734,609	$85,449
6/17/2016	Morgan Stanley	9,000,000 MXN	$510,194	$23,557
6/21/2016	Citibank	89,750,000 PHP	$1,860,489	$(56,444)
6/21/2016	Citibank	41,250,000 PHP	$881,655	$613
6/21/2016	JPMorgan	2,650,000 SGD	$1,857,121	$(66,499)
6/22/2016	Citibank	260,000 GBP	$372,677	$(3,962)
7/5/2016	Bank of America	$800,000	12,520,000 ARS	$69,163
7/5/2016	BNP Paribas	$800,000	12,672,000 ARS	$79,715
7/8/2016	Citibank	187,000,000 JPY	$1,730,350	$39,270
7/14/2016	Citibank	7,030,000 NOK	761,498 EUR	$8,393
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
7/14/2016	Citibank	3,470,000 NOK	371,984 EUR	$(193)
7/25/2016	Bank of America	11,364,600 SAR	$3,000,000	$(22,862)
7/25/2016	Bank of America	1,887,150 SAR	$500,000	$(1,962)
7/25/2016	Barclays	57,000,000 TWD	$1,763,286	$13,465
7/29/2016	Citibank	2,180,000 CAD	$1,729,090	$66,657
8/2/2016	Morgan Stanley	18,150,000 BRL	$4,948,605	$19,223
8/4/2016	Citibank	5,452,000 TRY	$1,801,059	$(14,573)
8/4/2016	Citibank	2,500,000 TRY	$861,649	$29,095
8/12/2016	Citibank	2,000,000,000 KRW	$1,680,362	$4,400
8/18/2016	BNP Paribas	2,612,000,000 COP	$843,397	$11,587
8/22/2016	Citibank	335,600,000 HUF	1,057,659 EUR	$(9,671)
8/23/2016	Barclays	12,100,000 CNH	$1,853,809	$23,775
8/23/2016	Barclays	6,447,420 CNH	$980,000	$4,876
8/23/2016	Barclays	6,445,950 CNH	$980,000	$5,098
8/31/2016	JPMorgan	62,115,200 TWD	$1,910,943	$2,649
9/1/2016	JPMorgan	136,030,000 RUB	$1,973,738	$(15,272)
12/2/2016	Citibank	10,450,000 BRL	$2,764,916	$20,557
12/2/2016	Citibank	7,900,000 BRL	$2,027,200	$(47,483)
12/2/2016	Citibank	7,100,000 BRL	$1,627,880	$(236,708)
12/21/2016	Citibank	19,000,000 CNH	$2,796,791	$(55,107)
12/21/2016	Citibank	11,200,000 CNH	$1,647,422	$(33,696)
12/21/2016	Citibank	8,500,000 CNH	$1,263,001	$(12,847)
12/21/2016	Citibank	5,750,000 CNH	$832,489	$(30,586)
12/21/2016	Citibank	5,700,000 CNH	$833,333	$(22,236)
3/28/2017	BNP Paribas	13,500,000 ARS	$802,616	$(162,445)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$339,222
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts, and value for Swap Contracts, Written Swaption Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $14,520,923, which represented 17.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2016, these liquid restricted securities amounted to $14,520,923, which represented 17.2% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
Semi-Annual Shareholder Report

6	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and swap contracts.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $91,287,417.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$36,307,691	$—	$36,307,691
Foreign Governments/Agencies	—	44,195,982	—	44,195,982
U.S. Treasury	—	2,398,750	—	2,398,750
Purchased Put Swaption	—	51,381	—	51,381
Purchased Call Options	—	66,610	—	66,610
Purchased Put Option	—	3,356	—	3,356
Investment Company	1,615,995	—	—	1,615,995
TOTAL SECURITIES	$1,615,995	$83,023,770	$—	$84,639,765
Other Financial Instruments:[1]
Assets	$73,585	$3,511,350	$—	$3,584,935
Liabilities	(80,407)	(3,930,414)	—	(4,010,821)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(6,822)	$(419,064)	$—	$(425,886)
1	Other financial instruments include futures contracts, swap contracts, written swaption contract, written option contracts and foreign exchange contracts.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investment in Floating Rate Loan	Investments in Foreign Governments/ Agencies
Balance as of November 30, 2015	$67,498	$3,015,500
Realized gain (loss)	(585,203)	79,635
Change in unrealized appreciation (depreciation)	594,387	(454,585)
Purchases	12,407	—
(Sales)	(89,089)	(2,640,550)
Balance as of May 31, 2016	$—	$—
The total change in unrealized appreciation (depreciation) attributable to investments still held at May 31, 2016	$—	$—
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNH	—Chinese Offshore Yuan
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LCH	—London Clearing House
LIBOR	—London Interbank Offered Rates
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
NOK	—Norwegian Krone
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PEN	—Peruvian Neuvo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
SAR	—Saudi Riyal
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.21	$9.28	$9.31	$10.56	$9.28	$9.33
Income From Investment Operations:
Net investment income	0.33	0.50[1]	0.51	0.50[1]	0.48	0.60
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.12)	(0.95)	(0.04)	(1.25)	1.26	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.21	(0.45)	0.47	(0.75)	1.74	0.50
Less Distributions:
Distributions from net investment income	(0.18)	(0.27)	(0.45)	(0.50)	(0.46)	(0.55)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—	(0.35)	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.62)	(0.50)	(0.50)	(0.46)	(0.55)
Net Asset Value, End of Period	$8.24	$8.21	$9.28	$9.31	$10.56	$9.28
Total Return[2]	2.63%	(4.88)%	5.09%	(7.30)%	19.17%	5.52%
Ratios to Average Net Assets:
Net expenses	1.18%[3]	1.18%	1.18%	1.18%	1.21%	1.25%
Net investment income	8.15%[3]	5.93%	5.32%	4.91%	4.93%	6.45%
Expense waiver/reimbursement[4]	0.87%[3]	0.62%	0.48%	0.31%	0.31%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,782	$49,812	$68,343	$90,399	$178,764	$124,938
Portfolio turnover	69%	200%	235%	66%	20%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.19	$9.25	$9.30	$10.54	$9.27	$9.32
Income From Investment Operations:
Net investment income	0.29	0.44[1]	0.43	0.44[1]	0.43	0.54
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.12)	(0.95)	(0.04)	(1.25)	1.22	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.17	(0.51)	0.39	(0.81)	1.65	0.43
Less Distributions:
Distributions from net investment income	(0.15)	(0.20)	(0.39)	(0.43)	(0.38)	(0.48)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—	(0.35)	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.55)	(0.44)	(0.43)	(0.38)	(0.48)
Net Asset Value, End of Period	$8.21	$8.19	$9.25	$9.30	$10.54	$9.27
Total Return[2]	2.13%	(5.50)%	4.22%	(7.91)%	18.19%	4.73%
Ratios to Average Net Assets:
Net expenses	1.93%[3]	1.93%	1.93%	1.93%	1.96%	2.00%
Net investment income	7.37%[3]	5.14%	4.56%	4.36%	4.29%	5.73%
Expense waiver/reimbursement[4]	0.88%[3]	0.61%	0.48%	0.34%	0.31%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,908	$4,348	$7,292	$9,112	$12,848	$12,569
Portfolio turnover	69%	200%	235%	66%	20%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.17	$9.23	$9.28	$10.52	$9.25	$9.30
Income From Investment Operations:
Net investment income	0.30	0.44[1]	0.44	0.44[1]	0.41	0.53
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.12)	(0.95)	(0.05)	(1.25)	1.24	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.18	(0.51)	0.39	(0.81)	1.65	0.43
Less Distributions:
Distributions from net investment income	(0.15)	(0.20)	(0.39)	(0.43)	(0.38)	(0.48)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—	(0.35)	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.55)	(0.44)	(0.43)	(0.38)	(0.48)
Net Asset Value, End of Period	$8.20	$8.17	$9.23	$9.28	$10.52	$9.25
Total Return[2]	2.26%	(5.51)%	4.23%	(7.92)%	18.23%	4.74%
Ratios to Average Net Assets:
Net Expenses	1.93%[3]	1.93%	1.93%	1.93%	1.96%	2.00%
Net investment income	7.37%[3]	5.16%	4.56%	4.35%	4.19%	5.69%
Expense waiver/reimbursement[4]	0.88%[3]	0.61%	0.48%	0.34%	0.31%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,069	$14,765	$25,062	$31,114	$38,177	$29,511
Portfolio turnover	69%	200%	235%	66%	20%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,			Period Ended 11/30/2012[1]
		2015	2014	2013
Net Asset Value, Beginning of Period	$8.23	$9.30	$9.32	$10.57	$9.77
Income From Investment Operations:
Net investment income	0.34	0.53[2]	0.52	0.53[2]	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.12)	(0.96)	(0.02)	(1.25)	0.83
TOTAL FROM INVESTMENT OPERATIONS	0.22	(0.43)	0.50	(0.72)	1.12
Less Distributions:
Distributions from net investment income	(0.19)	(0.29)	(0.47)	(0.53)	(0.32)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	—	(0.35)	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.64)	(0.52)	(0.53)	(0.32)
Net Asset Value, End of Period	$8.26	$8.23	$9.30	$9.32	$10.57
Total Return[3]	2.75%	(4.62)%	5.41%	(7.06)%	11.65%
Ratios to Average Net Assets:
Net expenses	0.93%[4]	0.93%	0.93%	0.93%	0.93%[4]
Net investment income	8.46%[4]	6.20%	5.58%	5.23%	4.00%[4]
Expense waiver/reimbursement[5]	0.88%[4]	0.62%	0.48%	0.34%	0.31%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,746	$25,748	$37,734	$31,061	$34,732
Portfolio turnover	69%	200%	235%	66%	20%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $1,615,995 of investment in an affiliated holding (Note 5) (identified cost $91,486,411)		$84,639,765
Cash denominated in foreign currencies (identified cost $11,171)		11,178
Cash		10,587
Unrealized appreciation on foreign exchange contracts		3,324,584
Income receivable		1,209,767
Swaps, at value (net premium paid of $0)		64,969
Receivable for shares sold		58,280
Receivable for periodic payments from swap contracts		17,413
Receivable for investments sold		5,994
Receivable for daily variation margin on centrally cleared swaps		1,014
TOTAL ASSETS		89,343,551
Liabilities:
Unrealized depreciation on foreign exchange contracts	$2,985,362
Swaps, at value (net premium received of $560,710)	1,088,648
Written options outstanding, at value (premiums received $466,030)	263,742
Payable for investments purchased	203,374
Payable for shares redeemed	76,933
Payable for daily variation margin on futures contracts	28,030
Payable for administrative fee (Note 5)	31,602
Payable for other service fees (Notes 2 and 5)	11,808
Payable for distribution services fee (Note 5)	10,976
Payable to adviser (Note 5)	586
Accrued expenses (Note 5)	137,416
TOTAL LIABILITIES		4,838,477
Net assets for 10,258,270 shares outstanding		$84,505,074
Net Assets Consists of:
Paid-in capital		$101,018,107
Net unrealized depreciation of investments, futures contracts, swap contracts, written options and translation of assets and liabilities in foreign currency		(6,807,756)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(11,238,764)
Undistributed net investment income		1,533,487
TOTAL NET ASSETS		$84,505,074
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($43,782,304 ÷ 5,311,955 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.24
Offering price per share (100/95.50 of $8.24)	$8.63
Redemption proceeds per share	$8.24
Class B Shares:
Net asset value per share ($3,908,085 ÷ 475,791 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.21
Offering price per share	$8.21
Redemption proceeds per share (94.50/100 of $8.21)	$7.76
Class C Shares:
Net asset value per share ($13,068,627 ÷ 1,594,471 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.20
Offering price per share	$8.20
Redemption proceeds per share (99.00/100 of $8.20)	$8.12
Institutional Shares:
Net asset value per share ($23,746,058 ÷ 2,876,053 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.26
Offering price per share	$8.26
Redemption proceeds per share	$8.26
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Interest (net of foreign tax withheld of $5,818)		$3,948,682
Dividends (including $2,393 received from an affiliated holding (Note 5))		58,903
TOTAL INCOME		4,007,585
Expenses:
Investment adviser fee (Note 5)	$364,590
Administrative fee (Note 5)	64,963
Custodian fees	59,392
Transfer agent fees	137,042
Directors'/Trustees' fees (Note 5)	1,729
Auditing fees	17,375
Legal fees	3,446
Distribution services fee (Note 5)	65,551
Other service fees (Notes 2 and 5)	78,062
Portfolio accounting fees	76,081
Share registration costs	28,655
Printing and postage	15,539
Taxes	3,326
Miscellaneous (Note 5)	4,172
TOTAL EXPENSES	$919,923
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(340,850)
Waiver and reimbursement of other operating expenses (Notes 2 and 5)	(34,454)
TOTAL WAIVERS AND REIMBURSEMENTS		$(375,304)
Net expenses			$544,619
Net investment income			$3,462,966
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			$(6,491,242)
Net realized loss on futures contracts			(420,457)
Net realized loss on swap contracts			(1,302,994)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			6,480,894
Net change in unrealized depreciation of futures contracts			43,462
Net change in unrealized depreciation on swap contracts			(205,357)
Net change in unrealized appreciation on written options			202,288
Net realized and unrealized loss on investments, futures contracts, swap contracts, written options and foreign currency transactions			(1,693,406)
Change in net assets resulting from operations			$1,769,560
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,462,966	$6,431,904
Net realized loss on investments, futures contracts, swap contracts, written options and foreign currency transactions	(8,214,693)	(5,141,745)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts, written options and translation of assets and liabilities in foreign currency	6,521,287	(7,796,574)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,769,560	(6,506,415)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,015,558)	(1,735,940)
Class B Shares	(74,271)	(125,983)
Class C Shares	(253,007)	(437,086)
Institutional Shares	(555,138)	(949,418)
Distributions from net realized gain on investments
Class A Shares	—	(2,584,924)
Class B Shares	—	(270,433)
Class C Shares	—	(927,341)
Institutional Shares	—	(1,252,573)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,897,974)	(8,283,698)
Share Transactions:
Proceeds from sale of shares	8,410,263	35,873,497
Net asset value of shares issued to shareholders in payment of distributions declared	1,580,951	6,916,900
Cost of shares redeemed	(20,030,760)	(71,758,616)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,039,546)	(28,968,219)
Change in net assets	(10,167,960)	(43,758,332)
Net Assets:
Beginning of period	94,673,034	138,431,366
End of period (including undistributed (distributions in excess of) net investment income of $1,533,487 and $(31,505), respectively)	$84,505,074	$94,673,034
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”, a non-diversified portfolio). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Semi-Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C shares may bear certain distribution services fees and other service fees unique to those classes. The detail of the total fund waivers and reimbursements of $375,304 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2016, an unaffiliated third-party waived $12,086 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$56,211
Class B Shares	4,983
Class C Shares	16,868
TOTAL	$78,062
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to increase yield income and return, and to manage market risk and sector/asset class risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to increase yield income and return, and to manage market risk and sector/asset class risk. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation
Semi-Annual Shareholder Report

in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2016, is $6,375,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts, average value of interest rate swap contracts and average value of currency swap contracts held by the Fund throughout the period was $19,073,971, $477,791 and $2,190, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms
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of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,916,664 and $4,369,772, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration risk, sector/asset class risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Semi-Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional values of long and short futures contracts held by the Fund throughout the period was $6,850,839 and $14,045,539, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase income and return, and to manage country risk, currency risk, duration risk, market risk, sector/asset class risk and yield curve risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2015	—	$—
Contracts written	16,603,000	466,030
Outstanding at May 31, 2016	16,603,000	$466,030
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market values of written options and purchased options held by the Fund throughout the period was $153,153 and $319,958, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Semi-Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$3,324,584	Unrealized depreciation on foreign exchange contracts	$2,985,362
Foreign exchange contracts	Total investments in securities at value-options	69,966		—
Interest rate contracts	Total investments in securities at value-options	51,381		—
Interest rate contracts		—	Payable for daily variation margin on futures contracts	35,887*
Equity contracts		—	Payable for daily variation margin on futures contracts	(54,500) *
Credit contracts		—	Swaps, at value	475,893
Foreign exchange contracts	Swaps, at value	46,356		—
Interest rate contracts	Swaps, at value	18,613	Swaps, at value	612,755
Interest rate contracts	Receivable for daily variation margin on centrally cleared swaps	(57,010)**		—
Semi-Annual Shareholder Report

Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts		—	Written options outstanding, at value	181,901
Interest rate contracts		—	Written options outstanding, at value	81,841
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,453,890		$4,319,139
*	Includes cumulative appreciation on futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
**	Includes cumulative depreciation on centrally cleared swaps as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Commodity Contracts	Total
Credit Default Swap Contracts	$—	$—	$—	$(1,267,344)	$—	$(1,267,344)
Interest Rate Swap Contracts	—	—	109,612	—	—	109,612
Currency Swap Contracts	(145,262)	—	—	—	—	(145,262)
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Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Commodity Contracts	Total
Options Purchased	213,821	—	—	—	—	213,821
Forward Exchange Contracts	(762,709)	—	—	—	—	(762,709)
Futures Contracts	—	(278,735)	(100,110)	—	(41,612)	(420,457)
TOTAL	$(694,150)	$(278,735)	$9,502	$(1,267,344)	$(41,612)	$(2,272,339)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$—	$295,457	$295,457
Interest Rate Swap Contracts	—	—	(598,280)	—	(598,280)
Currency Swap Contracts	97,466	—	—	—	97,466
Options Purchased	—	(170,942)	(44,619)	—	(215,561)
Written Options	175,504		26,784	—	202,288
Forward Exchange Contracts	(648,555)		—	—	(648,555)
Futures Contracts	—	54,500	(11,038)		43,462
TOTAL	$(375,585)	(116,442)	$(627,153)	$295,457	$(823,723)
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2016, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$64,969	$(53,926)	$—	$11,043
Foreign Exchange Contracts	3,324,584	(2,681,715)	—	642,869
TOTAL	$3,389,553	$(2,735,641)	$—	$653,912

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$1,088,648	$(53,926)	$(534,158)[1]	$500,564
Foreign Exchange Contracts	2,874,454	(2,681,715)	—	192,739
TOTAL	$3,963,102	$(2,735,641)	$(534,158)	$693,303
1	The amount of collateral presented has been limited such that the amount cannot be less than zero.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	222,814	$1,787,613	1,026,689	$8,688,249
Shares issued to shareholders in payment of distributions declared	109,862	865,828	450,800	3,789,737
Shares redeemed	(1,084,607)	(8,590,670)	(2,776,425)	(23,484,569)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(751,931)	$(5,937,229)	(1,298,936)	$(11,006,583)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	33,726	$289,006
Shares issued to shareholders in payment of distributions declared	8,414	65,916	36,035	301,753
Shares redeemed	(63,690)	(506,186)	(326,825)	(2,773,985)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(55,276)	$(440,270)	(257,064)	$(2,183,226)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	40,852	$332,145	121,629	$1,031,257
Shares issued to shareholders in payment of distributions declared	18,568	145,232	107,966	903,218
Shares redeemed	(272,399)	(2,166,297)	(1,136,246)	(9,589,386)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(212,979)	$(1,688,920)	(906,651)	$(7,654,911)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	785,917	$6,290,505	3,027,475	$25,864,985
Shares issued to shareholders in payment of distributions declared	63,745	503,975	228,411	1,922,192
Shares redeemed	(1,102,947)	(8,767,607)	(4,185,678)	(35,910,676)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(253,285)	$(1,973,127)	(929,792)	$(8,123,499)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,273,471)	$(10,039,546)	(3,392,443)	$(28,968,219)
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $91,287,417. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; (d) written option contracts; and (e) outstanding foreign currency commitments was $6,647,652. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,884,923 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,532,575.
At November 30, 2015, the Fund had a capital loss carryforward of $2,448,680 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
Semi-Annual Shareholder Report

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$2,448,680	$—	$2,448,680
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the Adviser waived $340,023 of its fee and voluntarily reimbursed $22,368 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$14,949
Class C Shares	50,602
TOTAL	$65,551
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC retained $12,394 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $6,694 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $369 in sales charges from the sale of Class A Shares. FSC also retained $4,293 and $328 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Interfund Transactions
During the six months ended May 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,748,052 and $3,915,788, respectively.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, dividends and other expense related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $827. Transactions involving the affiliated holding during the six months ended May 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	890,385
Purchases/Additions	44,254,962
Sales/Reductions	(43,529,352)
Balance of Shares Held 5/31/2016	1,615,995
Value	$1,615,995
Dividend Income	$2,393
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$51,264,516
Sales	$61,973,970
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. SUBSequent event
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,026.30	$5.98
Class B Shares	$1,000	$1,021.30	$9.75
Class C Shares	$1,000	$1,022.60	$9.76
Institutional Shares	$1,000	$1,027.50	$4.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$5.96
Class B Shares	$1,000	$1,015.35	$9.72
Class C Shares	$1,000	$1,015.35	$9.72
Institutional Shares	$1,000	$1,020.35	$4.70
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.18%
Class B Shares	1.93%
Class C Shares	1.93%
Institutional Shares	0.93%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Emerging Market Debt Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U763
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
R	FGFRX
Institutional	FGFLX
R6	FGRSX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
France	16.3%
United Kingdom	16.3%
Germany	12.4%
Switzerland	10.2%
Italy	5.2%
Netherlands	4.5%
United States	3.1%
Ireland	3.0%
Hong Kong	2.3%
Japan	2.2%
Singapore	2.0%
Belgium	2.0%
Spain	1.5%
South Korea	1.3%
Sweden	1.1%
Bermuda	1.0%
Mexico	0.4%
Securities Lending Collateral[2]	7.9%
Cash Equivalents[3]	13.9%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities—Net[5]	(6.7)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2016, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	21.5%
Consumer Discretionary	19.4%
Industrials	16.6%
Consumer Staples	12.5%
Materials	6.6%
Health Care	4.7%
Information Technology	2.8%
Energy	0.7%
Securities Lending Collateral[2]	7.9%
Cash Equivalents[3]	13.9%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities—Net[5]	(6.7)%
TOTAL	100.0%
6	Except for Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—84.8%
		Belgium—2.0%
352,000		Anheuser-Busch InBev NV	$$44,455,532
		Bermuda—1.0%
218,479		Signet Jewelers Ltd.	21,622,867
		France—16.3%
1,146,748		Accor SA	49,919,443
844,841		AXA SA	21,175,486
1,617,097	[1]	BNP Paribas SA	89,362,737
1,831,592		Edenred	33,887,939
356,856		Kering	57,659,146
544,773		Pernod Ricard SA	59,269,925
4,416,045	[1]	Television Francaise 1 SA TF1	55,700,814
		TOTAL	366,975,490
		Germany—12.4%
534,596		Bayerische Motoren Werke AG	45,099,438
712,036		Daimler AG	48,590,448
674,829		HeidelbergCement AG	57,714,190
4,214,571	[1,2]	Kloeckner & Co. AG	51,915,604
597,665		Rheinmetall AG	41,016,656
410,519		SAP SE	33,330,854
		TOTAL	277,667,190
		Hong Kong—2.3%
5,173,240		Dah Sing Financial Holdings Ltd.	34,497,644
1,460,961		Sun Hung Kai Properties Ltd.	17,094,625
		TOTAL	51,592,269
		Ireland—3.0%
2,198,792		CRH PLC	66,701,250
		Italy—5.2%
19,029,210	[1]	Intesa Sanpaolo SPA	48,770,852
10,275,700		Prada SPA	33,790,054
10,682,482		UniCredit SPA	34,092,429
		TOTAL	116,653,335
		Japan—2.2%
780,000		Chugai Pharmaceutical Co. Ltd.	27,191,070
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
807,600		Honda Motor Co., Ltd.	$22,619,999
		TOTAL	49,811,069
		Mexico—0.4%
56,900		Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	8,955,491
		Netherlands—4.5%
936,300		ABN AMRO Group NV, GDR	19,058,305
355,380		Akzo Nobel NV	24,087,320
2,134,452		Koninklijke Philips NV	57,473,018
		TOTAL	100,618,643
		Singapore—2.0%
1,375,200		City Developments Ltd.	8,175,535
3,240,875		DBS Group Holdings Ltd.	36,361,461
		TOTAL	44,536,996
		South Korea—1.3%
27,259		Samsung Electronics Co. Ltd.	29,462,519
		Spain—1.5%
7,001,018		Banco Santander, SA	33,347,804
		Sweden—1.1%
1,250,400		Assa Abloy AB, Class B	25,947,933
		Switzerland—10.2%
375,884		Adecco Group AG	22,747,237
329,488		Cie Financiere Richemont SA	19,371,600
3,670,218		Credit Suisse Group AG	50,239,618
1,257,110		Julius Baer Group Ltd.	55,838,871
593,063		Nestle SA	43,749,354
130,240	[1]	Swatch Group AG/The, Class B	38,322,137
		TOTAL	230,268,817
		United Kingdom—16.3%
2,519,501		Ashtead Group PLC	35,625,456
584,000		AstraZeneca PLC	34,074,897
2,363,391		Diageo PLC	64,033,701
1,280,243		Imperial Brands PLC	69,740,142
347,856	[3]	InterContinental Hotels Group PLC	13,409,811
6,997,081		Michael Page International PLC	40,188,656
217,263		Schroders PLC	8,529,632
727,000		Shire Ltd.	45,042,030
470,982		Wolseley PLC	27,638,746
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
1,264,442		WPP PLC	$29,159,690
		TOTAL	367,442,761
		United States—3.1%
406,900		Ingersoll-Rand PLC, Class A	27,184,989
883,745		Invesco Ltd.	27,749,593
450,964	[1]	National Oilwell Varco, Inc.	14,859,264
		TOTAL	69,793,846
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,913,433,075)	1,905,853,812
		INVESTMENT COMPANIES—21.8%[2]
178,202,100	[4]	Federated Institutional Money Market Management, Institutional Shares, 0.46%[5] (purchased with proceeds from securities lending collateral)	178,202,100
312,705,499		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[5]	312,705,499
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	490,907,599
		TOTAL INVESTMENTS—106.6% (IDENTIFIED COST $2,404,340,674)[6]	2,396,761,411
		OTHER ASSETS AND LIABILITIES - NET—(6.6)%[7]	(149,297,758)
		TOTAL NET ASSETS—100%	$2,247,463,653
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3]The Tokyo Price Index Long Futures	2,018	$250,940,172	June 2016	$2,681,753
At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/19/2016	Goldman Sachs	83,175,000 EUR	$92,778,386	$(135,396)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Affiliated company and holding.
3	Non-income-producing security.
4	All or a portion of this security is held as collateral for securities lending.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
Semi-Annual Shareholder Report
5

7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$69,793,846	$—	$—	$69,793,846
International	$30,578,357	$1,805,481,609	$—	$1,836,059,966
Investment Companies	490,907,599	—	—	490,907,599
TOTAL SECURITIES	$591,279,802	$1,805,481,609	$—	2,396,761,411
Other Financial Instruments:[1]
Assets	$2,681,753	$—	$—	$2,681,753
Liabilities	—	(135,396)	—	(135,396)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,681,753	$(135,396)	$—	$2,546,357
1	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.30	$33.41	$33.49	$25.65	$21.41	$23.32
Income From Investment Operations:
Net investment income[1]	0.33	0.37	0.38	0.32	0.31	0.21
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(2.93)	(1.22)	(0.12)	7.73	4.02	(2.19)
TOTAL FROM INVESTMENT OPERATIONS	(2.60)	(0.85)	0.26	8.05	4.33	(1.98)
Less Distributions:
Distributions from net investment income	(0.44)	(0.26)	(0.34)	(0.21)	(0.09)	(0.04)
Regulatory Settlement Proceeds	—	—	—	—	—	0.11[2]
Net Asset Value, End of Period	$29.26	$32.30	$33.41	$33.49	$25.65	$21.41
Total Return[3]	(8.14)%	(2.54) %	0.77%	31.60%	20.34%	(8.04)%[2]
Ratios to Average Net Assets:
Net expenses	1.22%[4]	1.21%	1.22%	1.36%	1.49%	1.49%[5]
Net investment income	2.25%[4]	1.10%	1.14%	1.12%	1.33%	0.87%
Expense waiver/reimbursement[6]	0.20%[4]	0.19%	0.21%	0.14%	0.12%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$627,086	$785,538	$638,630	$465,895	$235,540	$214,019
Portfolio turnover	10%	2%	4%	5%	16%	35%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.49% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$30.11	$31.18	$31.30	$24.01	$20.11	$22.02
Income From Investment Operations:
Net investment income[1]	0.22	0.12	0.11	0.11	0.13	0.02
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(2.76)	(1.15)	(0.09)	7.22	3.77	(2.04)
TOTAL FROM INVESTMENT OPERATIONS	(2.54)	(1.03)	0.02	7.33	3.90	(2.02)
Less Distributions:
Distributions from net investment income	(0.22)	(0.04)	(0.14)	(0.04)	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.11[2]
Net Asset Value, End of Period	$27.35	$30.11	$31.18	$31.30	$24.01	$20.11
Total Return[3]	(8.48)%	(3.30)%	0.05%	30.58%	19.39%	(8.67)%[2]
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.96%	1.97%	2.12%	2.24%	2.24%[5]
Net investment income	1.59%[4]	0.39%	0.36%	0.39%	0.58%	0.09%
Expense waiver/reimbursement[6]	0.25%[4]	0.23%	0.24%	0.16%	0.12%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,693	$27,748	$25,457	$23,141	$15,557	$15,169
Portfolio turnover	10%	2%	4%	5%	16%	35%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.24% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$30.02	$31.12	$31.28	$23.97	$20.07	$21.98
Income From Investment Operations:
Net investment income[1]	0.22	0.07	0.11	0.09	0.14	0.02
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(2.75)	(1.09)	(0.09)	7.23	3.76	(2.04)
TOTAL FROM INVESTMENT OPERATIONS	(2.53)	(1.02)	0.02	7.32	3.90	(2.02)
Less Distributions:
Distributions from net investment income	(0.26)	(0.08)	(0.18)	(0.01)	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.11[2]
Net Asset Value, End of Period	$27.23	$30.02	$31.12	$31.28	$23.97	$20.07
Total Return[3]	(8.47)%	(3.29)%	0.06%	30.57%	19.43%	(8.69)%[2]
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.96%	1.97%	2.12%	2.24%	2.24%[5]
Net investment income	1.60%[4]	0.22%	0.34%	0.35%	0.62%	0.09%
Expense waiver/reimbursement[6]	0.23%[4]	0.24%	0.26%	0.17%	0.12%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,708	$147,373	$100,558	$55,168	$32,937	$36,433
Portfolio turnover	10%	2%	4%	5%	16%	35%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.24% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,		Period Ended 11/30/2013[1]
		2015	2014
Net Asset Value, Beginning of Period	$32.11	$33.32	$33.47	$27.08
Income From Investment Operations:
Net investment income (loss)[2]	0.33	0.33	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(2.95)	(1.23)	0.31	6.42
TOTAL FROM INVESTMENT OPERATIONS	(2.62)	(0.90)	0.21	6.39
Less Distributions:
Distributions from net investment income	(0.39)	(0.31)	(0.36)	—
Net Asset Value, End of Period	$29.10	$32.11	$33.32	$33.47
Total Return[3]	(8.24)%	(2.72)%	(0.64)%	23.60%
Ratios to Average Net Assets:
Net expenses	1.40%[4]	1.39%	1.42%	1.44%[4]
Net investment income (loss)	2.32%[4]	0.98%	(0.31)%	(0.22)% [4]
Expense waiver/reimbursement[5]	0.41% [4]	0.40%	0.45%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,663	$54,555	$48,227	$317
Portfolio turnover	10%	2%	4%	5%[6]
1	Reflects operations for the period June 24, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.41	$33.52	$33.57	$25.71	$21.47	$23.35
Income From Investment Operations:
Net investment income[1]	0.38	0.41	0.43	0.40	0.35	0.19
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(2.96)	(1.17)	(0.08)	7.73	4.04	(2.12)
TOTAL FROM INVESTMENT OPERATIONS	(2.58)	(0.76)	0.35	8.13	4.39	(1.93)
Less Distributions:
Distributions from net investment income	(0.51)	(0.35)	(0.40)	(0.27)	(0.15)	(0.07)
Regulatory Settlement Proceeds	—	—	—	—	—	0.12[2]
Net Asset Value, End of Period	$29.32	$32.41	$33.52	$33.57	$25.71	$21.47
Total Return[3]	(8.04)%	(2.28)%	1.04%	31.89%	20.65%	(7.79)%[2]
Ratios to Average Net Assets:
Net expenses	0.96%[4]	0.96%	0.96%	1.12%	1.24%	1.24%[5]
Net investment income	2.64%[4]	1.22%	1.30%	1.39%	1.52%	0.86%
Expense waiver/reimbursement[6]	0.17%[4]	0.17%	0.18%	0.12%	0.12%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,262,047	$1,379,228	$886,511	$370,569	$201,149	$133,781
Portfolio turnover	10%	2%	4%	5%	16%	35%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.52% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.24% for the year ended November 30, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended 5/31/2016	Year Ended November 31,		Period Ended 11/30/2013[1]
		2015	2014
Net Asset Value, Beginning of Period	$32.37	$33.48	$33.51	$30.30
Income from Investment Operations:
Net investment income[2]	0.42	0.50	0.53	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(2.98)	(1.25)	(0.16)	3.18
TOTAL FROM INVESTMENT OPERATIONS	(2.56)	(0.75)	0.37	3.21
Distributions from net investment income	(0.52)	(0.36)	(0.40)	—
Net Asset Value, End of Period	$29.29	$32.37	$33.48	$33.51
Total Return[3]	(7.99)%	(2.25)%	1.11%	10.59%
Ratios to Average Net Assets:
Net expenses	0.91%[4]	0.90%	0.91%	0.94%[4]
Net investment income	2.93%[4]	1.49%	1.58%	0.28%[4]
Expense waiver/reimbursement[5]	0.14%[4]	0.15%	0.17%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$149,268	$105,259	$55,808	$4,173
Portfolio turnover	10%	2%	4%	5%[6]
1	Reflects operations for the period August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investments in securities, at value including $169,948,981 of securities loaned and $490,907,599 of investment in affiliated holdings and $51,915,604 of investment in an affiliated company (Note 5) (identified cost $2,404,340,674)		$2,396,761,411
Restricted cash (Note 2)		10,355,699
Income receivable		11,643,553
Receivable for investments sold		10,969,241
Receivable for daily variation margin on futures		4,920,396
Receivable for shares sold		3,430,243
TOTAL ASSETS		2,438,080,543
Liabilities:
Payable for collateral due to broker for securities lending	$178,202,100
Payable for shares redeemed	6,416,472
Payable for investments purchased	4,920,396
Bank overdraft	211,793
Unrealized depreciation on foreign exchange contracts	135,396
Payable for other service fees (Notes 2 and 5)	164,552
Payable for distribution services fee (Note 5)	109,823
Payable to investment adviser fee (Note 5)	46,597
Payable for administrative fee (Note 5)	4,821
Accrued expenses (Note 5)	404,940
TOTAL LIABILITIES		190,616,890
Net assets for 77,117,142 shares outstanding		$2,247,463,653
Net Assets Consists of:
Paid-in capital		$2,405,347,268
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(5,265,467)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(161,510,629)
Undistributed net investment income		8,892,481
TOTAL NET ASSETS		$2,247,463,653
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($627,085,707 ÷ 21,433,723 shares outstanding) $0.001 par value, 300,000,000 shares authorized	$29.26
Offering price per share (100/94.50 of $29.26)	$30.96
Redemption proceeds per share	$29.26
Class B Shares:
Net asset value per share ($23,692,959 ÷ 866,284 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$27.35
Offering price per share	$27.35
Redemption proceeds per share (94.50/100 of $27.35)	$25.85
Class C Shares:
Net asset value per share ($130,707,839 ÷ 4,800,266 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$27.23
Offering price per share	$27.23
Redemption proceeds per share (99.00/100 of $27.23)	$26.96
Class R Shares:
Net asset value per share ($54,662,640 ÷ 1,878,346 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$29.10
Offering price per share	$29.10
Redemption proceeds per share	$29.10
Institutional Shares:
Net asset value per share ($1,262,046,922 ÷ 43,042,049 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$29.32
Offering price per share	$29.32
Redemption proceeds per share	$29.32
Class R6 Shares:
Net asset value per share ($149,267,586 ÷ 5,096,474 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$29.29
Offering price per share	$29.29
Redemption proceeds per share	$29.29
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $941,926 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $3,110,729)			$30,215,651
Interest (including income on securities loaned)			11,071,572
TOTAL INCOME			41,287,223
Expenses:
Investment adviser fee (Note 5)		$10,405,013
Administrative fee (Note 5)		904,080
Custodian fees		192,979
Transfer agent fees		1,335,326
Directors'/Trustees' fees (Note 5)		10,419
Auditing fees		16,050
Legal fees		4,551
Distribution services fee (Note 5)		731,218
Other service fees (Notes 2 and 5)		1,048,241
Portfolio accounting fees		127,603
Share registration costs		84,305
Printing and postage		56,411
Taxes		97,741
Miscellaneous (Note 5)		24,543
TOTAL EXPENSES		15,038,480
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,625,435)
Waivers and reimbursement of other operating expenses (Notes 2 and 5)	(560,489)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,185,924)
Net expenses			12,852,556
Net investment income			28,434,667
Realized and Unrealized Loss on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(99,195,432)
Net realized loss on futures contracts			(27,302,754)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(83,182,481)
Net change in unrealized appreciation of futures contracts			(24,757,781)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(234,438,448)
Change in net assets resulting from operations			$(206,003,781)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,434,667	$23,269,724
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(126,498,186)	10,166,533
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(107,940,262)	(107,038,889)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(206,003,781)	(73,602,632)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,615,976)	(5,027,207)
Class B Shares	(201,932)	(33,289)
Class C Shares	(1,311,606)	(247,686)
Class R Shares	(665,013)	(443,165)
Institutional Shares	(22,262,255)	(9,331,601)
Class R6 Shares	(2,251,212)	(607,455)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,307,994)	(15,690,403)
Share Transactions:
Proceeds from sale of shares	607,801,882	1,310,141,936
Net asset value of shares issued to shareholders in payment of distributions declared	29,089,469	11,493,591
Cost of shares redeemed	(645,815,876)	(487,832,995)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,924,525)	833,802,532
Change in net assets	(252,236,300)	744,509,497
Net Assets:
Beginning of period	2,499,699,953	1,755,190,456
End of period (including undistributed net investment income of $8,892,481 and $17,765,808, respectively)	$2,247,463,653	$2,499,699,953
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2016 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and
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Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,185,924 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2016, an unaffiliated third-party waived $20,928 of portfolio accounting fees. For the six months ended May 31, 2016, transfer agent fees for the fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$453,456	$(185,249)
Class B Shares	22,514	(13,066)
Class C Shares	114,066	(61,985)
Class R Shares	74,113	(5,173)
Institutional Shares	659,793	(208,508)
Class R6 Shares	11,384	—
TOTAL	$1,335,326	$(473,981)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$848,222
Class B Shares	30,717
Class C Shares	169,302
TOTAL	$1,048,241
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $314,954,270. This is based on amounts held as of each month-end throughout the six month fiscal period.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2016, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$169,948,981	$178,202,100
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $5,407,640 and $3,678,224, respectively. This is based on the amounts held as of each month-end throughout the six month fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures	$2,681,753*		$—
Foreign exchange contracts		$—	Unrealized depreciation on foreign exchange contracts	$(135,396)
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,681,753		$(135,396)
*	Includes cumulative unrealized appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$4,381,304	$4,381,304
Equity contracts	$(27,302,754)	$—	$(27,302,754)
TOTAL	$(27,302,754)	$4,381,304	$(22,921,450)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$(19,675,713)	$(19,675,713)
Equity contracts	$(24,757,781)	$—	$(24,757,781)
TOTAL	$(24,757,781)	$(19,675,713)	$(44,433,494)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,342,306	$96,992,857	10,488,260	$352,404,422
Shares issued to shareholders in payment of distributions declared	316,090	9,798,791	139,511	4,543,893
Shares redeemed	(6,544,539)	(189,463,630)	(5,420,347)	(179,927,349)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,886,143)	$(82,671,982)	5,207,424	$177,020,966
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	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	61,996	$1,695,459	249,448	$7,914,838
Shares issued to shareholders in payment of distributions declared	5,719	166,255	907	27,735
Shares redeemed	(122,867)	(3,328,193)	(145,466)	(4,527,805)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(55,152)	$(1,466,479)	104,889	$3,414,768

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	626,666	$17,341,349	2,453,556	$77,235,301
Shares issued to shareholders in payment of distributions declared	40,869	1,182,761	7,020	214,036
Shares redeemed	(775,755)	(20,966,808)	(783,466)	(24,206,082)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(108,220)	$(2,442,698)	1,677,110	$53,243,255

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	422,134	$12,115,286	632,196	$20,878,206
Shares issued to shareholders in payment of distributions declared	19,721	608,594	13,665	443,166
Shares redeemed	(262,652)	(7,502,244)	(394,293)	(13,108,294)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	179,203	$5,221,636	251,568	$8,213,078

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,950,880	$407,109,190	23,585,242	$787,537,661
Shares issued to shareholders in payment of distributions declared	511,434	15,869,787	176,235	5,747,007
Shares redeemed	(13,979,728)	(407,449,508)	(7,645,888)	(253,823,049)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	482,586	$15,529,469	16,115,589	$539,461,619
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	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,393,562	$72,547,741	1,933,820	$64,171,508
Shares issued to shareholders in payment of distributions declared	47,218	1,463,281	15,906	517,754
Shares redeemed	(595,612)	(17,105,493)	(365,099)	(12,240,416)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,845,168	$56,905,529	1,584,627	$52,448,846
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(542,558)	$(8,924,525)	24,941,207	$833,802,532
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $2,404,340,674. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts, was $7,579,263. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $192,832,089 and net unrealized depreciation from investments for those securities having an excess of cost over value of $200,411,352.
At November 30, 2015, the Fund had a capital loss carryforward of $25,363,059 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$14,417,924	NA	$14,417,924
2017	$10,945,135	NA	$10,945,135
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the Adviser waived $1,366,283 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016 distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$92,151	$—
Class C Shares	507,906	—
Class R Shares	131,161	(65,580)
TOTAL	$731,218	$(65,580)
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For the six months ended May 31, 2016, FSC retained $191,356 of fees paid by the Fund. For the six months ended May 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $27,190 in sales charges from the sale of Class A Shares. FSC also retained $12,458, $49,065 and $20,678 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $28,316 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, tax reclaim recovery fees, proxy-related expense and extraordinary expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.21%, 1.96%, 1.96%, 1.40%, 0.95% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
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Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended May 31, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/15	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/16	Value	Dividend Income
Kloeckner & Co. AG	4,214,571	—	—	4,214,571	$51,915,604	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $259,152. Transactions with the affiliated holdings during the six months ended May 31, 2016 were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2015	28,312,602	559,122,425	587,435,027
Purchases/Additions	$178,202,100	$306,013,343	$484,215,443
Sales/Reductions	$(28,312,602)	$(552,430,269)	$(580,742,871)
Balance of Shares Held 5/31/2016	178,202,100	312,705,499	490,907,599
Value	$178,202,100	$312,705,499	$490,907,599
Dividend Income	$105,838	$836,088	$941,926
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$351,366,825
Sales	$185,135,271
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
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8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. subsequent event
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$918.60	$5.85
Class B Shares	$1,000.00	$915.20	$9.43
Class C Shares	$1,000.00	$915.30	$9.43
Class R Shares	$1,000.00	$917.60	$6.71
Institutional Shares	$1,000.00	$919.60	$4.61
Class R6 Shares	$1,000.00	$920.10	$4.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.90	$6.16
Class B Shares	$1,000.00	$1,015.15	$9.92
Class C Shares	$1,000.00	$1,015.15	$9.92
Class R Shares	$1,000.00	$1,018.00	$7.06
Institutional Shares	$1,000.00	$1,020.20	$4.85
Class R6 Shares	$1,000.00	$1,020.45	$4.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.40%
Institutional Shares	0.96%
Class R6 Shares	0.91%
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Evaluation and Approval of Advisory Contract–May 2016
Federated International Leaders Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
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allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
Institutional	ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	19.3%
Japan	17.4%
France	10.9%
Germany	8.2%
Italy	5.6%
Netherlands	4.6%
Hong Kong	3.7%
Bermuda	2.8%
Spain	2.1%
Ireland	1.7%
China	1.6%
Israel	1.4%
Denmark	1.4%
Canada	1.4%
Switzerland	1.3%
Taiwan	1.3%
Cayman Islands	1.2%
Sweden	1.1%
Mexico	0.9%
Austria	0.9%
South Korea	0.9%
Thailand	0.9%
Australia	0.9%
United States	0.8%
Luxembourg	0.6%
Belgium	0.5%
Cash Equivalents[2]	5.6%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities—Net[5]	1.0%
TOTAL	100.0%
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At May 31, 2016, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	25.0%
Financials	19.2%
Industrials	17.1%
Information Technology	11.4%
Health Care	10.0%
Materials	4.4%
Telecommunication	2.2%
Utilities	1.8%
Consumer Staples	1.5%
Energy	0.8%
Cash Equivalents[2]	5.6%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities—Net[5]	1.0%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—93.4%
		Australia—0.9%
233,893	[1]	Link Holdings Ltd.	$$1,462,938
		Austria—0.9%
58,000	[1]	Erste Group Bank AG	1,550,263
		Belgium—0.5%
10,924		UCB SA	788,108
		Bermuda—2.8%
24,300	[1]	Arch Capital Group Ltd.	1,765,639
600,000		Haier Electronics Group	966,909
588,000		PAX Global Technology Ltd.	494,692
15,200		Signet Jewelers Ltd.	1,504,345
		TOTAL	4,731,585
		Canada—1.4%
80,400		Canadian Western Bank	1,582,433
70,611		Hudson's Bay Co.	797,999
		TOTAL	2,380,432
		Cayman Islands—1.2%
2,040,000		Nexteer Automotive Group Ltd.	2,045,621
		China—1.6%
5,940,000		CT Environmental Group Ltd.	1,585,597
200,000	[1]	SouFun Holdings Ltd., ADR	1,086,000
		TOTAL	2,671,597
		Denmark—1.4%
16,403		Pandora A/S	2,431,864
		France—10.9%
56,552		Accor SA	2,461,783
39,833	[1]	Advanced Accelerator Applications SA, ADR	1,187,023
65,517	[1]	Criteo SA, ADR	2,939,748
63,000		Edenred	1,165,620
8,762		Ingenico Group	1,066,076
46,500		Ipsen SA	2,930,514
28,047		Publicis Groupe	2,027,545
22,300		Teleperformance	1,944,781
117,500		Television Francaise 1 SA TF1	1,482,060
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
49,170		Zodiac SA	$1,146,332
		TOTAL	18,351,482
		Germany—8.2%
166,898	[2,3]	Deutsche Pfandbriefbank AG	1,904,300
302,802		Deutz AG	1,466,380
43,100	[1]	Dialog Semiconductor PLC	1,366,409
24,864		GEA Group AG	1,151,819
24,101		HeidelbergerCement AG	2,061,218
152,955	[1,4]	Kloeckner & Co. AG	1,884,119
24,000		Osram Licht AG	1,276,613
29,386		Rheinmetall AG	2,016,707
41,500	[1]	Siltronic AG	712,194
		TOTAL	13,839,759
		Hong Kong—3.7%
2,198,000		Beijing Enterprises Water Group Ltd.	1,403,596
1,436,000		China Everbright International Ltd.	1,536,532
709,000	[1,2,3]	Regina Miracle International Holdings Ltd.	970,220
584,500		Techtronic Industries Co.	2,345,160
		TOTAL	6,255,508
		Ireland—1.7%
120,841		Grafton Group PLC	1,292,064
56,965		Smurfit Kappa Group PLC	1,552,753
		TOTAL	2,844,817
		Israel—1.4%
20,998	[1]	Caesar Stone SDOT Yam Ltd.	828,791
25,165		NICE-Systems Ltd., ADR	1,610,308
		TOTAL	2,439,099
		Italy—5.6%
217,429	[2,3]	Anima Holding SPA	1,332,509
54,040		Azimut Holding SPA	1,186,461
383,881	[2,3]	Infrastrutture Wireless Italiane SPA	1,856,015
148,433	[2,3]	Massimo Zanetti Beverage Group SPA	1,197,458
417,300		Prada SPA	1,372,227
88,015	[1]	Yoox Net-A-Porter Group	2,467,850
		TOTAL	9,412,520
		Japan—17.4%
50,400		Aisin Seiki Co.	2,065,025
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
33,500		Alps Electric Co.	$665,726
80,700		Chugai Pharmaceutical Co. Ltd.	2,813,230
122,000		Daifuku Co.	2,102,278
10,700		Disco Corp.	1,007,606
50,900		Don Quijote Holdings Co. Ltd.	1,624,655
61,000		Doutor Nichires Holdings Co. Ltd.	1,017,353
55,000		Horiba Ltd.	2,337,516
1,620		Japan Hotel REIT Investment Corp.	1,403,247
63,000		K's Denki Corp.	994,083
122,700		Kakaku.com, Inc.	2,314,239
47,600		Kanamoto Co. Ltd.	1,082,757
63,000		Kyowa Hakko Kirin Co., Ltd.	1,138,166
13,000		Nidec Corp.	996,068
12,000		Nitori Holdings Co.	1,209,635
92,900		Nsk	816,487
19,400		Ono Pharmaceutical Co. Ltd.	857,871
34,500		Shionogi and Co.	1,929,634
43,800		Sompo Japan Nipponkoa Holdings, Inc.	1,220,388
70,000		Tadano Ltd.	631,077
36,700		United Arrows Ltd.	1,092,119
		TOTAL	29,319,160
		Luxembourg—0.6%
86,199		SAF-Holland SA	1,088,275
		Mexico—0.9%
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,542,422
		Netherlands—4.6%
87,400	[2,3]	ABN AMRO Group NV, GDR	1,779,019
52,032	[2,3]	Grandvision NV	1,437,766
59,569	[1,2,3]	Intertrust NV	1,175,305
21,047		Koninklijke DSM NV	1,251,861
62,400		NN Group NV	2,080,075
		TOTAL	7,724,026
		South Korea—0.9%
27,130		Hotel Shilla Co.	1,495,209
		Spain—2.1%
114,234	[2,3]	Cellnex Telecom SAU	1,840,882
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—continued
233,268	[1]	TelePizza SA	$1,702,609
		TOTAL	3,543,491
		Sweden—1.1%
179,474	[2,3]	Hoist Finance AB	1,925,332
		Switzerland—1.3%
50,382		Julius Baer Group Ltd.	2,237,890
		Taiwan—1.3%
112,528		Eclat Textile Co. Ltd.	1,202,758
205,000		Makalot Industrial Co. Ltd.	1,020,539
		TOTAL	2,223,297
		Thailand—0.9%
1,350,000		Minor International PCL	1,481,265
		United Kingdom—19.3%
136,472		Ashtead Group PLC	1,929,698
48,600	[1]	ASOS PLC	2,458,380
133,410		Babcock International Group PLC	2,004,082
30,082		Croda International PLC	1,281,092
112,981		Essentra PLC	1,356,472
164,500		Howden Joinery Group PLC	1,206,768
155,000		ICAP PLC	969,957
36,655	[1]	Livanova PLC	1,789,130
64,745		London Stock Exchange Group PLC	2,561,259
458,000		Man Group PLC	875,101
144,000		Michael Page International PLC	827,083
21,510		Rightmove PLC	1,316,509
35,000		Schroders PLC	1,374,082
569,244	[1,2,3]	Shawbrook Group Ltd.	2,431,860
40,000		Shire Ltd.	2,478,241
234,763		St. James's Place Capital PLC	3,154,475
598,519		Stock Spirits Group PLC	1,376,308
404,567	[1]	Vectura Group PLC	962,851
148,282		Wood Group (John) PLC	1,323,359
208,070	[1,2,3]	Worldpay Group Ltd.	835,239
		TOTAL	32,511,946
		United States—0.8%
21,500	[1]	Lululemon Athletica Inc.	1,398,145
		TOTAL COMMON STOCKS (IDENTIFIED COST $136,121,286)	157,696,051
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—5.6%
9,392,288	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[5] (AT NET ASSET VALUE)	$9,392,288
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $145,513,574)[6]	167,088,339
		OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	1,735,712
		TOTAL NET ASSETS—100%	$168,824,051
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1JPX-Nikkei INDEX Futures, Long Futures	165	$1,853,614	June 2016	$13,093
At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/23/2016	Barclays	2,170,000 GBP	$3,170,479	$(26,962)
Contracts Sold:
6/1/2016	BNY Mellon	21,487 GBP	$31,473	$352
6/1/2016	BNY Mellon	11,760 HKD	$1,514	$1
6/3/2016	BNY Mellon	16,316 GBP	$23,629	$(3)
6/23/2016	Barclays	2,800,000 EUR	$3,117,240	$(957)
6/23/2016	Barclays	2,170,000 GBP	$3,110,087	$(33,429)
6/23/2016	JPMorgan	2,800,000 EUR	$3,049,435	$(68,763)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(129,761)
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $18,685,905, which represented 11.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2016, these liquid restricted securities amounted to $18,685,905, which represented 11.1% of total net assets.
4	Affiliated company or holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
7

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,398,145	$—	$—	$1,398,145
International	16,633,837	139,664,069	—	156,297,906
Investment Company	9,392,288	—	—	9,392,288
TOTAL SECURITIES	$27,424,270	$139,664,069	$—	$167,088,339
Other Financial Instruments:[1]
Assets	$13,093	$353	$—	$13,446
Liabilities	—	(130,114)	—	(130,114)
TOTAL OTHER FINANCIAL INSTRUMENTS	$13,093	$(129,761)	$—	$(116,668)
1	Other financial instruments include futures contracts and foreign exchange contracts.
Semi-Annual Shareholder Report
8

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—Great Britain Pound
GDR	—Global Depositary Receipt
HKD	—Hong Kong Dollar
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$39.32	$40.52	$48.45	$38.37	$33.44	$35.24
Income From Investment Operations:
Net investment income (loss)[1]	0.07	(0.21)	(0.10)	(0.03)	0.02	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.91)	3.06	(1.83)	10.11	5.19	(2.10)
TOTAL FROM INVESTMENT OPERATIONS	(1.84)	2.85	(1.93)	10.08	5.21	(1.96)
Less Distributions:
Distributions from net investment income	(0.16)	—	(0.02)	—	(0.28)	—
Distributions from net realized gain on investments and foreign currency transactions	(4.11)	(4.05)	(5.98)	—	—	—
TOTAL DISTRIBUTIONS	(4.27)	(4.05)	(6.00)	—	(0.28)	—
Redemption Fees	0.00[2]	0.00[2]	—	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.16[3]
Net Asset Value, End of Period	$33.21	$39.32	$40.52	$48.45	$38.37	$33.44
Total Return[4]	(5.32)%	7.98%	(4.79)%	26.27%	15.78%	(5.11)%[3]
Ratios to Average Net Assets:
Net expenses	1.84%[5]	1.85%	1.85%	1.85%	1.80%	1.80%[6]
Net investment income (loss)	0.43% [5]	(0.53)%	(0.25)%	(0.08)%	0.04%	0.38%
Expense waiver/reimbursement[7]	0.14%[5]	0.10%	0.09%	0.14%	0.20%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,294	$127,260	$130,327	$156,639	$147,268	$148,739
Portfolio turnover	11%	59%	49%	48%	46%	63%
Semi-Annual Shareholder Report
10

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.80% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.39	$34.34	$42.26	$33.73	$29.37	$31.20
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.42)	(0.39)	(0.33)	(0.24)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.53)	2.52	(1.53)	8.86	4.60	(1.84)
TOTAL FROM INVESTMENT OPERATIONS	(1.59)	2.10	(1.92)	8.53	4.36	(1.98)
Less Distributions:
Distributions from net investment income	—	—	(0.02)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(4.11)	(4.05)	(5.98)	—	—	—
TOTAL DISTRIBUTIONS	(4.11)	(4.05)	(6.00)	—	—	—
Redemption Fees	0.00[2]	0.00[2]	—	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.15[3]
Net Asset Value, End of Period	$26.69	$32.39	$34.34	$42.26	$33.73	$29.37
Total Return[4]	(5.68)%	7.14%	(5.57)%	25.29%	14.85%	(5.87)%[3]
Ratios to Average Net Assets:
Net expenses	2.64%[5]	2.65%	2.65%	2.65%	2.60%	2.60%[6]
Net investment income (loss)	(0.45)% [5]	(1.30)%	(1.04)%	(0.89)%	(0.76)%	(0.42)%
Expense waiver/reimbursement[7]	0.09%[5]	0.05%	0.04%	0.09%	0.16%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,529	$3,413	$4,363	$7,398	$7,725	$10,232
Portfolio turnover	11%	59%	49%	48%	46%	63%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.48% on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$32.36	$34.31	$42.22	$33.70	$29.35	$31.18
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.43)	(0.38)	(0.33)	(0.24)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.54)	2.53	(1.53)	8.85	4.59	(1.84)
TOTAL FROM INVESTMENT OPERATIONS	(1.59)	2.10	(1.91)	8.52	4.35	(1.98)
Less Distributions:
Distributions from net investment income	—	—	(0.02)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(4.11)	(4.05)	(5.98)	—	—	—
TOTAL DISTRIBUTIONS	(4.11)	(4.05)	(6.00)	—	—	—
Redemption Fees	0.00[2]	0.00[2]	—	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.15[3]
Net Asset Value, End of Period	$26.66	$32.36	$34.31	$42.22	$33.70	$29.35
Total Return[4]	(5.69)%	7.15%	(5.55)%	25.28%	14.82%	(5.87)%[3]
Ratios to Average Net Assets:
Net expenses	2.64%[5]	2.65%	2.65%	2.65%	2.60%	2.60%[6]
Net investment income (loss)	(0.35)%[5]	(1.33)%	(1.05)%	(0.88)%	(0.74)%	(0.41)%
Expense waiver/reimbursement[7]	0.09%[5]	0.05%	0.04%	0.09%	0.16%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,222	$22,681	$23,453	$27,858	$25,100	$29,057
Portfolio turnover	11%	59%	49%	48%	46%	63%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$39.95	$41.01	$48.88	$38.63	$33.70	$35.45
Income From Investment Operations:
Net investment income (loss)[1]	0.11	(0.13)	(0.02)	0.05	0.10	0.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.95)	3.12	(1.85)	10.20	5.20	(2.15)
TOTAL FROM INVESTMENT OPERATIONS	(1.84)	2.99	(1.87)	10.25	5.30	(1.91)
Less Distributions:
Distributions from net investment income	(0.24)	—	(0.02)	—	(0.37)	—
Distributions from net realized gain on investments and foreign currency transactions	(4.11)	(4.05)	(5.98)	—	—	—
TOTAL DISTRIBUTIONS	(4.35)	(4.05)	(6.00)	—	(0.37)	—
Redemption Fees	0.00[2]	0.00[2]	—	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	—	0.16[3]
Net Asset Value, End of Period	$33.76	$39.95	$41.01	$48.88	$38.63	$33.70
Total Return[4]	(5.23)%	8.25%	(4.61)%	26.53%	15.97%	(4.94)%[3]
Ratios to Average Net Assets:
Net expenses	1.64%[5]	1.65%	1.66%	1.65%	1.60%	1.60%[6]
Net investment income (loss)	0.63%[5]	(0.33)%	(0.04)%	0.13%	0.25%	0.61%
Expense waiver/reimbursement[7]	0.09%[5]	0.05%	0.04%	0.09%	0.15%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,779	$38,830	$32,174	$28,847	$21,175	$20,544
Portfolio turnover	11%	59%	49%	48%	46%	63%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.45% on the total returns.
4	Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.60% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $9,392,288 of investment in an affiliated holding and $1,884,119 of investment in an affiliated company (Note 5) (identified cost $145,513,574)		$167,088,339
Restricted cash (Note 2)		78,854
Cash denominated in foreign currencies (identified cost $32,638)		32,637
Receivable for investments sold		1,378,523
Income receivable		592,462
Receivable for shares sold		118,787
Receivable for daily variation margin on futures contracts		39,486
Unrealized appreciation on foreign exchange contracts		353
TOTAL ASSETS		169,329,441
Liabilities:
Unrealized depreciation on foreign exchange contracts	$130,114
Payable for shares redeemed	90,920
Payable for capital gains taxes withheld	79,079
Payable for transfer agent fee	45,771
Payable for portfolio accounting fees	45,079
Payable for investments purchased	39,486
Payable for distribution services fee (Note 5)	32,958
Payable for auditing fees	14,850
Payable for investment adviser fee (Note 5)	5,322
Payable for other service fees (Notes 2 and 5)	3,105
Payable for administrative fee (Note 5)	361
Accrued expenses (Note 5)	18,345
TOTAL LIABILITIES		505,390
Net assets for 5,234,182 shares outstanding		$168,824,051
Net Assets Consists of:
Paid-in capital		$148,145,015
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		21,452,097
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		828,667
Distributions in excess of net investment income		(1,601,728)
TOTAL NET ASSETS		$168,824,051
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($110,293,747 ÷ 3,320,931 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$33.21
Offering price per share (100/94.50 of $33.21)	$35.14
Redemption proceeds per share (98.00/100 of $33.21)	$32.55
Class B Shares:
Net asset value per share ($2,529,313 ÷ 94,778 shares outstanding) $0.001 par value, 300,000,000 shares authorized	$26.69
Offering price per share	$26.69
Redemption proceeds per share (92.50/100 of $26.69)	$24.69
Class C Shares:
Net asset value per share ($20,221,523 ÷ 758,613 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$26.66
Offering price per share	$26.66
Redemption proceeds per share (97.00/100 of $26.66)	$25.86
Institutional Shares:
Net asset value per share ($35,779,468 ÷ 1,059,860 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$33.76
Offering price per share	$33.76
Redemption proceeds per share (98.00/100 of $33.76)	$33.08
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $18,387 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $161,881)			$1,957,851
TOTAL INCOME			1,957,851
Expenses:
Investment adviser fee (Note 5)		$1,075,981
Administrative fee (Note 5)		67,313
Custodian fees		38,693
Transfer agent fees		154,930
Directors'/Trustees' fees (Note 5)		2,070
Auditing fees		16,050
Legal fees		4,481
Distribution services fee (Note 5)		228,006
Other service fees (Notes 2 and 5)		29,018
Portfolio accounting fees		68,471
Share registration costs		30,999
Printing and postage		19,083
Tax expenses		7,314
Miscellaneous (Note 5)		7,346
TOTAL EXPENSES		1,749,755
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(65,475)
Waivers of other operating expenses (Notes 2 and 5)	(39,541)
TOTAL WAIVERS AND REIMBURSEMENT		(105,016)
Net expenses			1,644,739
Net investment income			313,112
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			1,049,832
Net realized loss on futures contracts			(221,165)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(11,302,111)
Net change in unrealized appreciation of futures contracts			(22,366)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(10,495,810)
Change in net assets resulting from operations			$(10,182,698)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$313,112	$(1,163,432)
Net realized gain on investments, futures contracts and foreign currency transactions	828,667	21,000,945
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(11,324,477)	(6,275,535)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,182,698)	13,561,978
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(500,412)	—
Institutional Shares	(237,272)	—
Distributions from net realized gain on investments
Class A Shares	(13,155,094)	(12,904,365)
Class B Shares	(399,375)	(502,131)
Class C Shares	(2,844,113)	(2,729,851)
Institutional Shares	(4,102,321)	(3,151,261)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,238,587)	(19,287,608)
Share Transactions:
Proceeds from sale of shares	13,213,945	31,151,570
Net asset value of shares issued to shareholders in payment of distributions declared	19,216,462	17,267,843
Cost of shares redeemed	(24,376,116)	(40,832,065)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,054,291	7,587,348
Redemption fees	7,392	5,315
Change in net assets	(23,359,602)	1,867,033
Net Assets:
Beginning of period	192,183,653	190,316,620
End of period (including accumulated net investment income (loss) of $(1,601,728) and $(1,177,156), respectively)	$168,824,051	$192,183,653
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level
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expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $105,016 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2016, an unaffiliated third-party waived $11,351 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class B Shares	$3,432
Class C Shares	25,586
TOTAL	$29,018
For the six months ended May 31, 2016, the Fund's Class A Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account U.S. government securities or a specified amount of cash which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,827,343. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $518,040 and $132,682, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$353	Unrealized depreciation on foreign exchange contracts	$130,114
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Fair Value of Derivative Instruments
	Asset		Liability
Equity contracts	Receivable for daily variation margin on futures contracts	13,093*	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$13,446	$130,114
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Foreign exchange contracts	$—	$986,571	$986,571
Equity contracts	(221,165)	—	(221,165)
TOTAL	$(221,165)	$986,571	$765,406

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Foreign exchange contracts	$—	$(1,730,995)	$(1,730,995)
Futures contracts	(22,366)	—	(22,366)
TOTAL	$(22,366)	$(1,730,995)	$(1,753,361)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	126,992	$4,306,566	407,006	$16,258,513
Shares issued to shareholders in payment of distributions declared	344,309	12,126,559	316,987	11,379,818
Shares redeemed	(386,521)	(13,063,192)	(704,341)	(27,222,901)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	84,780	$3,369,933	19,652	$415,430

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,748	$284,236
Shares issued to shareholders in payment of distributions declared	14,005	397,748	16,457	490,254
Shares redeemed	(24,590)	(693,533)	(46,883)	(1,524,252)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(10,585)	$(295,785)	(21,678)	$(749,762)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	72,188	$1,958,513	125,522	$4,058,023
Shares issued to shareholders in payment of distributions declared	89,776	2,546,048	81,482	2,424,901
Shares redeemed	(104,228)	(2,818,953)	(189,686)	(6,073,130)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	57,736	$1,685,608	17,318	$409,794

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	204,625	$6,948,866	261,062	$10,550,798
Shares issued to shareholders in payment of distributions declared	115,910	4,146,107	81,672	2,972,870
Shares redeemed	(232,746)	(7,800,438)	(155,116)	(6,011,782)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	87,789	$3,294,535	187,618	$7,511,886
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	219,720	$8,054,291	202,910	$7,587,348
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Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2016, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $4,723, $135, $992 and $1,542, respectively. For the year ended November 30, 2015, redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $2,175, $21, $2,051 and $1,068, respectively.
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $145,513,574. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts, was $21,574,765. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,969,449 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,394,684.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the Adviser voluntarily waived $60,423 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$140,951	$(28,190)
Class B Shares	10,297	—
Class C Shares	76,758	—
TOTAL	$228,006	$(28,190)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $1,724 in sales charges from the sale of Class A Shares. FSC also retained $2,132 and $1,278 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $3,049 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, tax reclaim recovery expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.84%, 2.64%, 2.64% and
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1.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended May 31, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2016	Value	Dividend Income
Kloeckner & Co. AG	194,550	—	(41,595)	152,955	$1,884,119	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $5,052. Transactions with the affiliated holding during the six months ended May 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	4,321,635
Purchases/Additions	27,109,850
Sales/Reductions	(22,039,197)
Balance of Shares Held 5/31/2016	9,392,288
Value	$9,392,288
Dividend Income	$18,387
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$18,772,247
Sales	$38,432,213
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7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016 there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. SUBSEQUENT EVENT
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$946.80	$8.96
Class B Shares	$1,000	$943.20	$12.83
Class C Shares	$1,000	$943.10	$12.82
Institutional Shares	$1,000	$947.70	$7.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.80	$9.27
Class B Shares	$1,000	$1,011.80	$13.28
Class C Shares	$1,000	$1,011.80	$13.28
Institutional Shares	$1,000	$1,016.80	$8.27
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.84%
Class B Shares	2.64%
Class C Shares	2.64%
Institutional Shares	1.64%
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Evaluation and Approval of Advisory Contract–May 2016
Federated International Small-Mid Company Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
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allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U730
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016